Supplemental balance sheet information	6 Months Ended
Jun. 30, 2022
Balance Sheet Related Disclosures [Abstract]
Supplemental balance sheet information
4. Supplemental balance sheet information
Inventories
The following table summarizes the components of our inventories as of June 30, 2022, and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Raw materials and supplies	$82,865	$13,911
Work in process	8,769	3,288
Finished products and parts	100,743	56,743

Total	$192,377	$73,942

The increase in inventory from December 31, 2021, to June 30, 2022 was partially due to acquired inventory of $54.5 million related to our acquisitions of FTS International, Inc. (“FTSI”) and Flotek Industries, Inc. (“Flotek”). The remaining increase is related to our increased activity levels in 2022.
Accrued Expenses
The following table summarizes our accrued expenses as of June 30, 2022, and December 31, 2021:

(In thousands)	June 30, 2022	December 31, 2021
Accrual for purchased materials	$64,617	$15,600
Employee compensation and benefits	27,134	8,107
Sales, use, and property taxes	12,007	5,974
Interest	9,058	879
Income taxes	3,600	—
Tax receivable agreement	3,448	—
Tax distribution to redeemable noncontrolling interests	15,644	—
Other	23,796	7,589

Total	$159,304	$38,149